SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of reconciliation of common stock subject to possible redemption reflected in the balance sheets

Gross proceeds	$115,000,000
Less:
Common stock issuance costs	(1,625,220)
Plus:
Accretion of carrying value to redemption value	3,350,220
Common stock subject to possible redemption, December 31, 2021	116,725,000
Plus:
Accretion of carrying value to redemption value	1,084,374
Common stock subject to possible redemption, December 31, 2022	117,809,374
Less:
Shares Redeemed	(93,010,772)
Plus:
Accretion of carrying value to redemption value	1,792,959
Common stock subject to possible redemption, September 30, 2023	$26,591,561

Gross proceeds	$115,000,000
Less:
Common stock issuance costs	(1,625,220)
Plus:
Accretion of carrying value to redemption value	3,350,220
Common stock subject to possible redemption, December 31, 2021	$116,725,000
Plus:
Accretion of carrying value to redemption value	1,084,374
Common stock subject to possible redemption, December 31, 2022	$117,809,374

Schedule of calculation of basic and diluted net income (loss) per common share

The following tables reflect the calculation of basic and diluted net (loss) income per common share (in dollars, except per share amounts):

	For the		For the
	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2023	2022	2023	2022
Net (loss) income	$(646,092)	$304,331	$156,857	$163,259
Accretion of redeemable common stock to redemption amount	(188,932)	(369,382)	(1,792,959)	(442,365)
Excise taxes on stock redemption	—	—	(930,108)	—
Net loss including accretion of temporary equity to redemption value and excise taxes on stock redemption	$(835,024)	$(65,051)	$(2,566,210)	$(279,106)

	For the Three Months Ended				For the Nine Months Ended
	September 30,				September 30,
	2023		2022		2023		2022
	Redeemable	Non-redeemable	Redeemable	Non-redeemable	Redeemable	Non-redeemable	Redeemable	Non-redeemable
	Common stock	Common stock	Common stock	Common stock	Common stock	Common stock	Common stock	Common stock
Basic and diluted net (loss) income per common share
Numerator:
Allocation of net loss including accretion of temporary equity to redemption value	$(358,531)	$(476,493)	$(50,422)	$(14,629)	$(1,774,826)	$(791,384)	$(216,339)	$(62,767)
Accretion of common stock to redemption value	188,932	—	369,382	—	$1,792,959	—	442,365	—
Excise taxes on stock redemption	—	—	—	—	930,108	—	—	—
Net (loss) income	$(169,599)	$(476,493)	$318,960	$(14,629)	$948,241	$(791,384)	$226,026	$(62,767)
Denominator:
Basic and diluted weighted average shares outstanding	2,510,512	3,336,500	11,500,000	3,336,500	7,482,720	3,336,500	11,500,000	3,336,500
Basic and diluted net (loss) income per common share	$(0.07)	$(0.14)	$0.03	$(0.00)	$0.13	$(0.24)	$0.02	$(0.02)

The following tables reflect the calculation of basic and diluted net income (loss) per common share (in dollars, except per share amounts):

	For the Year	For the Year
	Ended	Ended
	December 31, 2022	December 31, 2021
Net income (loss)	$722,115	$(166,644)
Accretion of redeemable common stock to redemption amount	(1,084,374)	(3,350,220)
Net loss including accretion of temporary equity to redemption value	$(362,259)	$(3,516,864)

	For the Year Ended		For the Year Ended
	December 31,		December 31,
	2022		2021
	Redeemable	Non-redeemable	Redeemable	Non-redeemable
	Common stock	Common stock	Common stock	Common stock
Basic and diluted net income (loss) per common share
Numerator:
Allocation of net loss, including accretion of temporary equity to redemption value	$(280,793)	$(81,466)	$(900,239)	$(2,616,625)
Accretion of common stock to redemption value	1,084,374	—	3,350,220	—
Net income (loss)	$803,581	$(81,466)	$2,449,981	$(2,616,625)
Denominator:
Basic and diluted weighted average shares outstanding	11,500,000	3,336,500	882,192	2,564,170
Basic and diluted net income (loss) per common share	$0.07	$(0.02)	$2.78	$(1.02)